Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Balance, beginning of year	¥ 46,335	$ 6,626	¥ 16,335
Additions			30,000	16,335
Balance, end of year	¥ 46,335	$ 6,626	¥ 46,335	¥ 16,335